Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Total	Vickers Vantage [Member]	Ordinary Shares	Ordinary Shares Vickers Vantage [Member]	Additional Paid-in Capital	Additional Paid-in Capital Vickers Vantage [Member]	Accumulated Deficit	Accumulated Deficit Vickers Vantage [Member]
Balance at Dec. 31, 2018	$ 35,464,000		$ 15,000		$ 73,462,000		$ (38,013,000)
Balance (in Shares) at Dec. 31, 2018			150,270,000
Net loss	(178,594,000)						(178,594,000)
Shares issued related to Semnur Acquisition , shares			47,040,000
Shares issued related to Semnur Acquisition	54,591,000		$ 5,000		54,586,000
Distribution to Sorrento	(5,800,000)				(5,800,000)
Stock-based compensation	$ 4,330,000				4,330,000
Stock options excercised , shares	0
Balance at Dec. 31, 2019	$ (90,009,000)		$ 20,000		126,578,000		(216,607,000)
Balance (in Shares) at Dec. 31, 2019			197,310,000
Net loss	(47,519,000)						(47,519,000)
Distribution to Sorrento	(9,600,000)				(9,600,000)
Stock-based compensation	$ 5,395,000				5,395,000
Stock options excercised , shares	56,000		56,000
Stock options excercised	$ 50,000				50,000
Cancellation of shares held in escrow related to Semnur Acquisition , shares			(100,000)
Balance at Dec. 31, 2020	(141,683,000)	$ 18,724	$ 20,000	$ 345	122,423,000	$ 24,655	(264,126,000)	$ (6,276)
Balance (in Shares) at Dec. 31, 2020			197,266,000	3,450,000
Balance at Feb. 20, 2020
Balance (in Shares) at Feb. 20, 2020
Net loss		(6,276)						(6,276)
Distribution to Sorrento
Distribution to Sorrento , shares				1
Cancellation of ordinary shares
Cancellation of ordinary shares (in Shares)				(1)
Issuance of ordinary shares to Sponsor		25,000		345		24,655
Issuance of ordinary shares to Sponsor (in Shares)				$ 3,450,000
Balance at Dec. 31, 2020	(141,683,000)	$ 18,724	$ 20,000	$ 345	122,423,000	$ 24,655	(264,126,000)	$ (6,276)
Balance (in Shares) at Dec. 31, 2020			197,266,000	3,450,000
Accretion of Ordinary shares subject to possible redemption amount		(9,499,261)		$ 0		(24,665)		(9,474,606)
Net loss		1,328,853		0		0		1,328,853
Balance at Mar. 31, 2021		(8,151,684)		$ 345		0		(8,152,029)
Balance (in Shares) at Mar. 31, 2021				3,450,000
Balance at Dec. 31, 2020	(141,683,000)	18,724	$ 20,000	$ 345	122,423,000	24,655	(264,126,000)	(6,276)
Balance (in Shares) at Dec. 31, 2020			197,266,000	3,450,000
Net loss	(46,459,000)	(349,248)					(46,459,000)
Stock-based compensation	4,368,000		$ 0		4,368,000		0
Adjustment to shares issued in Semnur Acquisition	409,000				409,000
Balance at Sep. 30, 2021	(183,365,000)	(9,829,785)	$ 20,000	$ 345	127,200,000	0	(310,585,000)	(9,830,130)
Balance (in Shares) at Sep. 30, 2021			197,266,000	3,450,000
Balance at Dec. 31, 2020	(141,683,000)	18,724	$ 20,000	$ 345	122,423,000	24,655	(264,126,000)	(6,276)
Balance (in Shares) at Dec. 31, 2020			197,266,000	3,450,000
Accretion of Ordinary shares subject to possible redemption amount		(9,499,261)				(24,655)		(9,474,606)
Net loss	(88,424,000)	783,438					(88,424,000)	783,438
Stock-based compensation	$ 5,822,000				5,822,000
Stock options excercised , shares	0
Adjustment to shares issued in Semnur Acquisition	$ 409,000				409,000
Balance at Dec. 31, 2021	(223,876,000)	(8,697,099)	$ 20,000	$ 345	128,654,000	0	(352,550,000)	(8,697,444)
Balance (in Shares) at Dec. 31, 2021			197,266,000	3,450,000
Balance at Mar. 31, 2021		(8,151,684)		$ 345		0		(8,152,029)
Balance (in Shares) at Mar. 31, 2021				3,450,000
Net loss		(233,749)		$ 0		0		(233,749)
Balance at Jun. 30, 2021		(8,385,433)		$ 345		0		(8,385,778)
Balance (in Shares) at Jun. 30, 2021				3,450,000
Net loss		(1,444,352)		$ 0		0		(1,444,352)
Balance at Sep. 30, 2021	(183,365,000)	(9,829,785)	$ 20,000	$ 345	127,200,000	0	(310,585,000)	(9,830,130)
Balance (in Shares) at Sep. 30, 2021			197,266,000	3,450,000
Balance at Dec. 31, 2021	(223,876,000)	(8,697,099)	$ 20,000	$ 345	128,654,000	0	(352,550,000)	(8,697,444)
Balance (in Shares) at Dec. 31, 2021			197,266,000	3,450,000
Accretion of Ordinary shares subject to possible redemption amount		(1,035,000)		$ 0		0		(1,035,000)
Net loss		(806,222)		0		0		(806,222)
Balance at Mar. 31, 2022		(10,538,321)		$ 345		0		(10,538,666)
Balance (in Shares) at Mar. 31, 2022				3,450,000
Balance at Dec. 31, 2021	(223,876,000)	(8,697,099)	$ 20,000	$ 345	128,654,000	0	(352,550,000)	(8,697,444)
Balance (in Shares) at Dec. 31, 2021			197,266,000	3,450,000
Net loss	(5,480,000)	623,516					(5,480,000)
Stock-based compensation	4,027,000				4,027,000
Stock options excercised , shares			300,000
Stock options excercised	96,000		$ 0		96,000		0
Aardvark SP-104 license transfer from Sorrento, net of discount	(4,127,000)				(4,127,000)
Aardvark SP-104 discount amortization	(35,000)				(35,000)
Balance at Sep. 30, 2022	(229,395,000)	(12,003,010)	$ 20,000	$ 345	128,615,000	0	(358,030,000)	(12,003,355)
Balance (in Shares) at Sep. 30, 2022			197,566,000	3,450,000
Balance at Mar. 31, 2022		(10,538,321)		$ 345		0		(10,538,666)
Balance (in Shares) at Mar. 31, 2022				3,450,000
Mandatorily redeemable ordinary shares		(192,049)		$ 0		0		(192,049)
Accretion of Ordinary shares subject to possible redemption amount		(1,595,486)		0		0		(1,595,486)
Net loss		1,561,125		0		0		1,561,125
Balance at Jun. 30, 2022		(10,764,731)		$ 345		0		(10,765,076)
Balance (in Shares) at Jun. 30, 2022				3,450,000
Accretion of Ordinary shares subject to possible redemption amount		(1,106,892)		$ 0		0		(1,106,892)
Net loss		(131,387)		0		0		(131,387)
Balance at Sep. 30, 2022	$ (229,395,000)	$ (12,003,010)	$ 20,000	$ 345	$ 128,615,000	$ 0	$ (358,030,000)	$ (12,003,355)
Balance (in Shares) at Sep. 30, 2022			197,566,000	3,450,000